Condensed Consolidated Statements of Income and Comprehensive Income (Unaudited) - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Income Statement [Abstract]
REVENUE	$ 12,884,370	$ 18,467,186
COST OF REVENUE AND RELATED TAX	9,515,039	12,339,044
GROSS PROFIT	3,369,331	6,128,142
OPERATING EXPENSES
Selling expenses	4,054,357	2,330,508
General and administrative expenses	968,608	1,380,053
Research and development expenses	86,503	2,268,335
Total operating expenses	5,109,468	5,978,896
INCOME (LOSS) FROM OPERATIONS	(1,740,137)	149,246
OTHER INCOME (EXPENSES)
Interest expense, net	(136,613)	(74,569)
Other income, net	152,027	17,323
Realized (loss) gain on short-term investments	(3,094,084)	166,931
Change in fair value of short-term investments	(7,617,502)
Total other (loss) income, net	(10,696,172)	109,685
(LOSS) INCOME BEFORE INCOME TAX PROVISION	(12,436,309)	258,931
PROVISION FOR INCOME TAXES	665,148	974,358
NET LOSS	(13,101,457)	(715,427)
OTHER COMPREHENSIVE INCOME
Foreign currency translation adjustment	312,852	1,399,775
COMPREHENSIVE (LOSS) INCOME	$ (12,788,605)	$ 684,348
Earnings per ordinary share - basic (in Dollars per share)	$ (3.59)	$ (0.2)
Weighted average shares - basic (in Shares)	3,645,974	3,625,000